Stockholders' Equity / (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Stock Option Activity

The following reflects the stock option activity for the three months ended March 31, 2020:

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	16,667	$28.20	$-	8.1
Granted	280,000	$7.20	$322,000	4.7
Outstanding as of March 31, 2020	296,667	$8.38	$322,000	4.9

Options vested and exercisable as of March 31, 2020	296,667	$8.38	$322,000	4.9

Summary of Fair Value of Options Granted

The fair value of options granted during the year ended December 31, 2018 were estimated using the following weighted-average assumptions:

Year ended December 31, 2018
Exercise price	$28.20
Expected stock price volatility	222
Risk-free rate of interest	2.78
Term (years)	10.0

Summary of Options Under Employee Stock Option Plan

A summary of option activity under the Company’s employee stock option plan for years ended December 31, 2018 and 2019 are presented below:

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2017	-	$-	$-	-
Granted	16,667	28.20	-	9.1
Outstanding as of December 31, 2018	16,667	$28.20	$-	9.1
Outstanding as of December 31, 2019	16,667	$28.20	$-	8.1
Options vested and exercisable as of December 31, 2019	16,667	$28.20	$-	8.1

Summary of Outstanding Warrants Activity

A summary of the Company’s outstanding warrants as of March 31, 2020 are presented below:

	Number of Warrants	Weighted Average Exercise Price	Total Intrinsic Value
Outstanding as of December 31, 2019	200,007	$12.15	$-
Issued	3,411,349	$5.11	$11,038,616
Expired	(200,000)	$-	$-
Outstanding as of March 31, 2020	3,411,356	$5.16	$11,038,616
Warrants exercisable as of March 31, 2020	3,411,356	$5.16	$11,038,616

A summary of the Company’s outstanding warrants as of December 31, 2019 and 2018 are presented below:

	Number of Warrants	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2017	3,015	$15.00	$-	4.7
Exercised	(3,008)	15.00		-
Outstanding as of December 31, 2018**	7	$24,000.00	$-	2.9
Issued	200,000	11.31	-	0.2
Outstanding as of December 31, 2019	200,007	$12.15	$-	0.2
Warrants exercisable as of December 31, 2019	200,007	$12.15	$-	0.2

** The warrants outstanding as of December 31, 2018 had an original exercise price of $0.80. In January 2017, the Company executed a 1-for-10,000 reverse split, that resulted in an exercise price of $800. Following the 1 for 30 reverse split in February 2019, the exercise price is currently $24,000 per share.